Shareholder Fees - SelectPortfoliosGroup10-UtilitiesSector-PRO	Apr. 29, 2023 USD ($)
SelectPortfoliosGroup10-UtilitiesSector-PRO | Select Utilities Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none